Segment Financial Data (By Segment) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Document Fiscal Year Focus									2018
Revenues	$ 18,044	$ 16,510	$ 16,705	$ 15,242	$ 15,680	$ 15,062	$ 15,280	$ 13,815	$ 66,501	$ 59,837	$ 57,244
Operating Income (Loss)									8,553	8,138	8,221
Total Assets	134,211				96,920				134,211	96,920	89,706
Capital Expenditures									1,902	2,014	1,699
Depreciation & Amortization									2,433	2,140	1,962
Major Customers, U.S. Government Sales									7,443	5,798	5,626
Major Customers, Airbus Sales									10,025	8,908	7,688
Total Segments [Member]
Segment Reporting Information [Line Items]
Revenues									67,857	61,004	58,103
Operating Income (Loss)									9,264	8,658	8,641
Total Assets	134,019				93,413				134,019	93,413	87,718
Capital Expenditures									1,816	1,909	1,611
Depreciation & Amortization									2,282	2,044	1,882
Eliminations and other [Member]
Segment Reporting Information [Line Items]
Revenues									(1,356)	(1,167)	(859)
Operating Income (Loss)									(236)	(81)	(18)
Total Assets	192				3,507				192	3,507	1,988
Capital Expenditures									86	105	88
Depreciation & Amortization									151	96	80
General corporate expenses [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
Operating Income (Loss)									(475)	(439)	(402)
Other [Member]
Segment Reporting Information [Line Items]
Major Customers, U.S. Government Sales									175	152	138
Otis [Member]
Segment Reporting Information [Line Items]
Revenues									12,904	12,341	11,893
Operating Income (Loss)									1,915	2,002	2,125
Total Assets	9,374				9,421				9,374	9,421	8,867
Capital Expenditures									172	133	94
Depreciation & Amortization									190	177	171
Carrier [Member]
Segment Reporting Information [Line Items]
Revenues									18,922	17,812	16,851
Operating Income (Loss)									3,777	3,165	2,848
Total Assets	22,189				22,657				22,189	22,657	21,787
Capital Expenditures									263	326	340
Depreciation & Amortization									357	372	354
Pratt and Whitney [Member]
Segment Reporting Information [Line Items]
Revenues									19,397	16,160	14,894
Operating Income (Loss)									1,269	1,300	1,501
Total Assets	29,341				26,768				29,341	26,768	22,971
Capital Expenditures									866	923	725
Depreciation & Amortization									852	672	550
Major Customers, U.S. Government Sales									4,489	3,347	3,187
Collins Aerospace Systems [Member]
Segment Reporting Information [Line Items]
Revenues									16,634	14,691	14,465
Operating Income (Loss)									2,303	2,191	2,167
Total Assets	$ 73,115				$ 34,567				73,115	34,567	34,093
Capital Expenditures									515	527	452
Depreciation & Amortization									883	823	807
Major Customers, U.S. Government Sales									2,779	$ 2,299	$ 2,301
Commercial Aerospace [Member] | Total Segments [Member]
Segment Reporting Information [Line Items]
Revenues									26,591
Commercial Aerospace [Member] | Otis [Member]
Segment Reporting Information [Line Items]
Revenues									0
Commercial Aerospace [Member] | Carrier [Member]
Segment Reporting Information [Line Items]
Revenues									0
Commercial Aerospace [Member] | Pratt and Whitney [Member]
Segment Reporting Information [Line Items]
Revenues									14,027
Commercial Aerospace [Member] | Collins Aerospace Systems [Member]
Segment Reporting Information [Line Items]
Revenues									12,564
Military aerospace [Member] | Total Segments [Member]
Segment Reporting Information [Line Items]
Revenues									9,325
Military aerospace [Member] | Otis [Member]
Segment Reporting Information [Line Items]
Revenues									0
Military aerospace [Member] | Carrier [Member]
Segment Reporting Information [Line Items]
Revenues									0
Military aerospace [Member] | Pratt and Whitney [Member]
Segment Reporting Information [Line Items]
Revenues									5,315
Military aerospace [Member] | Collins Aerospace Systems [Member]
Segment Reporting Information [Line Items]
Revenues									4,010
Commercial and industrial, non aerospace [Member] | Total Segments [Member]
Segment Reporting Information [Line Items]
Revenues									31,941
Commercial and industrial, non aerospace [Member] | Otis [Member]
Segment Reporting Information [Line Items]
Revenues									12,904
Commercial and industrial, non aerospace [Member] | Carrier [Member]
Segment Reporting Information [Line Items]
Revenues									18,922
Commercial and industrial, non aerospace [Member] | Pratt and Whitney [Member]
Segment Reporting Information [Line Items]
Revenues									55
Commercial and industrial, non aerospace [Member] | Collins Aerospace Systems [Member]
Segment Reporting Information [Line Items]
Revenues									60
Product [Member] | Total Segments [Member]
Segment Reporting Information [Line Items]
Revenues									46,643
Product [Member] | Otis [Member]
Segment Reporting Information [Line Items]
Revenues									5,636
Product [Member] | Carrier [Member]
Segment Reporting Information [Line Items]
Revenues									15,682
Product [Member] | Pratt and Whitney [Member]
Segment Reporting Information [Line Items]
Revenues									11,410
Product [Member] | Collins Aerospace Systems [Member]
Segment Reporting Information [Line Items]
Revenues									13,915
Service [Member] | Total Segments [Member]
Segment Reporting Information [Line Items]
Revenues									21,214
Service [Member] | Otis [Member]
Segment Reporting Information [Line Items]
Revenues									7,268
Service [Member] | Carrier [Member]
Segment Reporting Information [Line Items]
Revenues									3,240
Service [Member] | Pratt and Whitney [Member]
Segment Reporting Information [Line Items]
Revenues									7,987
Service [Member] | Collins Aerospace Systems [Member]
Segment Reporting Information [Line Items]
Revenues									$ 2,719